3. NOTES RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
NOTES RECEIVABLE
	June 30, 2015	December 31, 2014

Dixie Botanicals note and accrued interest	$183,651	$335,173
MediJane Holdings note and accrued interest	1,260,822	1,200,000
	1,444,473	1,535,173

Less current portion	1,444,473	1,508,468
Long-term portion	$–	$26,705

	2014	2013

Dixie Botanicals note	$335,173	$–
MediJane Holdings note	1,200,000	–
	1,535,173	–

Less current portion	1,508,468	–
Long-term portion	$26,705	$–